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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2004
                                                        ----------------
         Check here if Amendment [_]: Amendment Number: ________________


                  This Amendment (Check only one):

                  [_] is a restatement
                  [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Glenview Capital Management, LLC
Address:  399 Park Avenue, 39th Floor
          New York, NY 10022

Form 13F File Number:  28-10134
                      ----------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Lawrence M. Robbins
Title:    Chief Executive Officer
Phone:    212-812-4730

Signature, Place and Date of Signing:


/s/ Lawrence M. Robbins            399 Park Avenue, 39th Floor   May 14, 2004
-------------------------------    New York, NY 10022


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  57
Form 13F Information Table Value Total:  $1,409,861.40 (thousands)

List of Other Included Managers:         None

                                       2

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
         Column 1              Column 2    Column 3      Column 4              Column 5        Column 6   Column 7      Column 8
          Name of            Class Title     CUSIP    Value (x$1000)   Shrs or   SH/PRN Put/  Investment    Other   Voting authority
          Issuer             -----------     -----    --------------   prn amt.         Call  discretion  managers  Sole Shared None
          ------                                                       --------  -----------  ----------  --------  ---- ------ ----
Agere Sys Inc                    CL B      00845v209      26,863.20   8,610,000    SH             Yes       None    Sole
Airgate Pcs Inc                 Common     009367301      17,419.94   1,161,329    SH             Yes       None    Sole
American Tower Corp              CL A      029912201      72,072.50   6,350,000    SH             Yes       None    Sole
Apogent Technologies Inc        Common     03760a101       6,136.00     200,000    SH             Yes       None    Sole
Assurant Inc                    Common     04621x108      40,240.00   1,600,000    SH             Yes       None    Sole
Best Buy Inc                    Common     086516101      15,516.00     300,000    SH             Yes       None    Sole
Computer Assoc Intl Inc         Common     204912109      70,058.94   2,608,300    SH             Yes       None    Sole
Circuit City Store Inc          Common     172737108      13,560.00   1,200,000    SH             Yes       None    Sole
Chippac Inc                      CL A      169657130       3,164.00     400,000    SH             Yes       None    Sole
Charming Shoppes Inc            Common     161133103       2,726.50     350,000    SH             Yes       None    Sole
Caremark Rx Inc                 Common     141705103      29,925.00     900,000    SH             Yes       None    Sole
Conexant Systems Inc            Common     207142100      30,650.00   5,000,000    SH             Yes       None    Sole
Dobson Communications Corp       CL A      256069105       2,890.00   1,000,000    SH             Yes       None    Sole
Doubleclick Inc                 Common     258609304       7,454.25     662,600    SH             Yes       None    Sole
Dollar Corp                     Common     256669102       7,680.00     400,000    SH             Yes       None    Sole
Dow Chem Co                     Common     260543103      18,126.00     450,000    SH             Yes       None    Sole
Dpl Inc                         Common     233293109      36,731.25   1,959,000    SH             Yes       None    Sole
Duane Reade Inc                 Common     263578106       7,839.83     462,800    SH             Yes       None    Sole
Enterasys Networks Inc          Common     293637104       7,337.00   2,900,000    SH             Yes       None    Sole
Express Scripts Inc             Common     302182100      26,092.50     350,000    SH             Yes       None    Sole
Fisher Scientific Intl Inc     COM NEW     338032204      49,536.00     900,000    SH             Yes       None    Sole
Grace WR & Co Del New           Common     38388F108       1,560.00     500,000    SH             Yes       None    Sole
Halliburton Co                  Common     406216101      24,312.00     800,000    SH             Yes       None    Sole
Hercules Inc                    Common     427056106       3,444.00     300,000    SH             Yes       None    Sole
Harris Interactive Inc.         Common     414549105       2,499.00     300,000    SH             Yes       None    Sole
Internet Cap Group Inc          Common     46059C106       3,800.00   9,500,000    SH             Yes       None    Sole
Iomega Corp                    COM NEW     462030305      12,299.12   2,200,200    SH             Yes       None    Sole
ITT Inds Inc Ind                Common     450911102      20,952.59     274,500    SH             Yes       None    Sole
Liberty Media Corp New        COM SER A    530718105       2,737.50     250,000    SH             Yes       None    Sole
Laboratory Corp Amer Hldgs     COM NEW     50540R409      12,336.28     314,300    SH             Yes       None    Sole
Loudeye Corp                    Common     545754103       4,449.70   2,701,702    SH             Yes       None    Sole
Lyondell Chemical               Common     552078107       3,781.23     254,800    SH             Yes       None    Sole
Millennium Chemicals Inc        Common     599903101      11,110.88     743,700    SH             Yes       None    Sole
Mcdermott Intl Inc              Common     580037109      21,853.43   2,604,700    SH             Yes       None    Sole
Motorola Inc                    Common     620076109       3,520.00     200,000    SH             Yes       None    Sole
Microsoft Corp                  Common     594918104      74,790.00   3,000,000    SH             Yes       None    Sole
Owens Ill Inc.                 COM NEW     690768403      45,565.00   3,250,000    SH             Yes       None    Sole
Pfizer Inc                      Common     717081103      28,040.00     800,000    SH             Yes       None    Sole
Primedia Inc                    Common     74157K101       1,241.19     459,700    SH             Yes       None    Sole
Paxar Corp.                     Common     704227107       7,375.00     500,000    SH             Yes       None    Sole
Reliant Res Inc                 Common     75952B105      78,405.50   9,550,000    SH             Yes       None    Sole
Sba Communications Corp.        Common     78388J106       3,802.40     980,000    SH             Yes       None    Sole
Sprint Corp                 PCS COM SER 1  852061506      19,780.00   2,150,000    SH             Yes       None    Sole
Sealed Air Corp New             Common     81211K100      68,130.10   1,370,000    SH             Yes       None    Sole
Synopsys Inc                    Common     871607107      47,404.50   1,650,000    SH             Yes       None    Sole
Sappi Ltd                    SPON ADR NEW  803069202      21,063.32   1,543,100    SH             Yes       None    Sole
Sierra Pac Res New              Common     826428104      24,963.90   3,373,500    SH             Yes       None    Sole
Spectrasite Inc                 Common     84761M104      66,322.93   1,787,680    SH             Yes       None    Sole
Target Corp                     Common     87612E106      32,654.00     725,000    SH             Yes       None    Sole
Tyco Intl Ltd New               Common     902124106      60,165.00   2,100,000    SH             Yes       None    Sole
Usg Corp                       COM NEW     903293405       9,112.29     521,000    SH             Yes       None    Sole
Viacom Inc                       CL B      925524308      11,763.00     300,000    SH             Yes       None    Sole
Westar Energy Inc               Common     95709T100      14,785.18     705,400    SH             Yes       None    Sole
Willis Group Holdings Ltd        SHS       G96655108      59,520.00   1,600,000    SH             Yes       None    Sole
Western Wireless Corp.           CL A      95988E204      14,314.68     612,000    SH             Yes       None    Sole
Xerox Corp                      Common     984121103      34,968.00   2,400,000    SH             Yes       None    Sole
Yellow Roadway Corp             Common     985577105      65,020.78   1,929,400    SH             Yes       None    Sole

                                                       1,409,861.40
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